T. ROWE PRICE Equity Income Portfolio
September 30, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  97.7%
COMMUNICATION
SERVICES  3.6%
Diversified Telecommunication
Services  0.4%
AT&T  44,612 981
Verizon Communications  58,002 2,605
3,586
Entertainment  1.0%
Walt Disney  86,804 8,350
8,350
Media  2.2%
Comcast, Class A  119,733 5,001
News, Class A  460,430 12,261
News, Class B  20,403 571
17,833
Total Communication Services 29,769
CONSUMER
DISCRETIONARY  2.3%
Broadline Retail  0.3%
Kohl's  119,293 2,517
2,517
Hotels, Restaurants &
Leisure  1.1%
Las Vegas Sands  176,669 8,894
8,894
Leisure Products  0.5%
Mattel (1) 203,920 3,885
3,885
Specialty Retail  0.4%
Home Depot  2,200 891
TJX  23,243 2,732
3,623
Total Consumer Discretionary 18,919
CONSUMER STAPLES  9.0%
Consumer Staples Distribution &
Retail  1.5%
Dollar General  28,200 2,385
Walmart  118,546 9,572
11,957
Food Products  1.8%
Conagra Brands  207,101 6,735
Mondelez International, Class A  11,969 882
Tyson Foods, Class A  114,626 6,827
14,444
Household Products  2.3%
Colgate-Palmolive  55,414 5,753
Kimberly-Clark  91,594 13,032
18,785
Shares $ Value
(Cost and value in $000s)
‡
Personal Care Products  1.7%
Kenvue  581,362 13,447
13,447
Tobacco  1.7%
Philip Morris International  113,671 13,800
13,800
Total Consumer Staples 72,433
ENERGY  8.6%
Energy Equipment &
Services  0.5%
Baker Hughes  67,300 2,433
Schlumberger  32,900 1,380
3,813
Oil, Gas & Consumable
Fuels  8.1%
Chesapeake Energy  16,300 1,341
Chevron  9,470 1,395
ConocoPhillips  26,600 2,800
Enbridge  81,100 3,293
EOG Resources  36,432 4,478
EQT  127,095 4,657
Exxon Mobil  108,820 12,756
Hess  12,772 1,734
Marathon Oil  120,200 3,201
Suncor Energy  152,400 5,627
TC Energy  81,520 3,876
TotalEnergies (EUR)  203,012 13,183
TotalEnergies, ADR  34,512 2,230
Williams  95,000 4,337
64,908
Total Energy 68,721
FINANCIALS  21.4%
Banks  8.3%
Bank of America  118,275 4,693
Citigroup  169,562 10,615
Fifth Third Bancorp  168,406 7,214
Huntington Bancshares  655,011 9,629
JPMorgan Chase  52,289 11,026
U.S. Bancorp  170,563 7,800
Wells Fargo  280,836 15,864
66,841
Capital Markets  1.9%
Bank of New York Mellon  16,300 1,171
Charles Schwab  180,989 11,730
Morgan Stanley  24,123 2,515
15,416
Financial Services  2.8%
Apollo Global Management  17,421 2,176
Equitable Holdings  269,831 11,341
Fiserv (1) 49,224 8,843
22,360

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Insurance  8.4%
American International Group  200,309 14,669
Chubb  56,877 16,403
Hartford Financial Services Group  96,855 11,391
Loews  102,027 8,065
MetLife  201,485 16,618
67,146
Total Financials 171,763
HEALTH CARE  16.7%
Biotechnology  0.5%
AbbVie  9,593 1,894
Biogen (1) 11,106 2,153
4,047
Health Care Equipment &
Supplies  4.4%
Becton Dickinson & Company  56,850 13,707
GE HealthCare Technologies  23,136 2,171
Medtronic  86,495 7,787
Zimmer Biomet Holdings  107,000 11,551
35,216
Health Care Providers &
Services  6.5%
Cardinal Health  11,000 1,216
Centene (1) 15,880 1,195
Cigna Group  25,871 8,963
CVS Health  137,809 8,665
Elevance Health  35,026 18,214
Humana  4,100 1,299
UnitedHealth Group  21,200 12,395
51,947
Life Sciences Tools &
Services  0.4%
Thermo Fisher Scientific  4,600 2,845
2,845
Pharmaceuticals  4.9%
AstraZeneca, ADR  87,400 6,809
Bristol-Myers Squibb  88,700 4,589
Johnson & Johnson  57,238 9,276
Merck  24,957 2,834
Pfizer  128,425 3,717
Sanofi (EUR)  44,804 5,159
Sanofi, ADR  27,800 1,602
Viatris  486,800 5,652
39,638
Total Health Care 133,693
INDUSTRIALS & BUSINESS
SERVICES  12.8%
Aerospace & Defense  4.7%
Boeing (1) 46,676 7,096
General Electric  85,909 16,201
L3Harris Technologies  60,861 14,477
37,774
Shares $ Value
(Cost and value in $000s)
‡
Air Freight & Logistics  1.0%
United Parcel Service, Class B  60,046 8,187
8,187
Commercial Services &
Supplies  0.3%
Stericycle (1) 40,957 2,498
2,498
Electrical Equipment  0.7%
GE Vernova (1) 18,202 4,641
Rockwell Automation  5,200 1,396
6,037
Ground Transportation  1.2%
CSX  109,600 3,785
Norfolk Southern  17,600 4,374
Union Pacific  4,834 1,191
9,350
Industrial Conglomerates  1.9%
3M  19,900 2,720
Honeywell International  11,700 2,418
Siemens (EUR)  51,489 10,417
15,555
Machinery  2.2%
Cummins  15,400 4,987
Stanley Black & Decker  117,128 12,899
17,886
Passenger Airlines  0.8%
Southwest Airlines  222,437 6,591
6,591
Total Industrials & Business Services 103,878
INFORMATION
TECHNOLOGY  9.2%
Communications Equipment  0.3%
Cisco Systems  45,028 2,396
2,396
Electronic Equipment,
Instruments & Components  1.1%
TE Connectivity  57,620 8,700
8,700
IT Services  0.8%
Accenture, Class A  18,005 6,364
6,364
Semiconductors & Semiconductor
Equipment  4.5%
Advanced Micro Devices (1) 7,400 1,214
Applied Materials  42,929 8,674
Intel  114,600 2,689
QUALCOMM  91,123 15,495
Texas Instruments  37,098 7,663
35,735
Software  1.7%
Microsoft  27,297 11,746

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Salesforce  6,400 1,752
13,498
Technology Hardware, Storage &
Peripherals  0.8%
Samsung Electronics (KRW)  132,582 6,197
6,197
Total Information Technology 72,890
MATERIALS  3.2%
Chemicals  1.7%
CF Industries Holdings  159,957 13,724
13,724
Containers & Packaging  1.5%
International Paper  243,839 11,912
11,912
Total Materials 25,636
REAL ESTATE  4.4%
Industrial Real Estate Investment
Trusts  0.5%
Rexford Industrial Realty, REIT  85,598 4,306
4,306
Office Real Estate Investment
Trusts  0.1%
Vornado Realty Trust, REIT  11,600 457
457
Residential Real Estate
Investment Trusts  1.5%
Equity Residential, REIT  157,196 11,705
11,705
Specialized Real Estate
Investment Trusts  2.3%
Rayonier, REIT  182,152 5,862
Weyerhaeuser, REIT  365,065 12,361
18,223
Total Real Estate 34,691
UTILITIES  6.4%
Electric Utilities  3.1%
NextEra Energy  64,902 5,486
PG&E  63,100 1,247
Southern  198,379 17,890
24,623
Gas Utilities  0.1%
Atmos Energy  6,100 846
846
Multi-Utilities  3.2%
Ameren  94,009 8,222
Dominion Energy  158,584 9,165
NiSource  58,551 2,029
Shares $ Value
(Cost and value in $000s)
‡
Sempra  73,245 6,125
25,541
Total Utilities 51,010
Total Miscellaneous Common
Stocks  0.1%  (2) 643
Total Common Stocks (Cost
$511,227) 784,046
CONVERTIBLE PREFERRED STOCKS  0.2%
UTILITIES  0.2%
Electric Utilities  0.2%
NextEra Energy, 6.926%, 9/1/25  29,299 1,369
Total Utilities 1,369
Total Convertible Preferred Stocks
(Cost $1,428) 1,369
PREFERRED STOCKS  0.9%
CONSUMER
DISCRETIONARY  0.9%
Automobiles  0.9%
Dr. Ing. h.c. F. Porsche (EUR)  46,035 3,679
Volkswagen (EUR)  31,102 3,303
Total Consumer Discretionary 6,982
Total Preferred Stocks (Cost
$8,419) 6,982
SHORT-TERM INVESTMENTS  1.1%
Money Market Funds  1.1%
T. Rowe Price Government Reserve
Fund, 4.97% (3)(4) 9,016,340 9,016
Total Short-Term Investments
(Cost $9,016) 9,016
Total Investments in
Securities  99.9%
(Cost $530,090) $ 801,413
Other Assets Less Liabilities 0.1% 871
Net Assets 100.0% $ 802,284

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.97% $ —# $ — $ 259+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government Reserve Fund, 4.97% $ 6,010  ¤  ¤ $ 9,016^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $259 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,016.

T. ROWE PRICE Equity Income Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Equity Income Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE Equity Income Portfolio

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 749,090 $ 34,956 $ — $ 784,046
Convertible Preferred Stocks — 1,369 — 1,369
Preferred Stocks — 6,982 — 6,982
Short-Term Investments 9,016 — — 9,016
Total $ 758,106 $ 43,307 $ — $ 801,413

T. ROWE PRICE Equity Income Portfolio

holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E300-054Q3 09/24